UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments

Nuveen Dividend Advantage Municipal Fund (NAD)
January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 142.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 142.3% (99.9% of Total Investments)

	Arizona – 3.9% (2.7% of Total Investments)
$ 2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A,	7/20 at 100.00	A+	$ 2,264,160
	5.000%, 7/01/40
3,750	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	3,826,800
	2005, 5.000%, 7/01/29 (Pre-refunded 7/01/15) – NPFG Insured
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A:
2,350	5.000%, 7/01/33	7/18 at 100.00	AA–	2,621,919
8,200	5.000%, 7/01/38	7/18 at 100.00	AA–	9,148,822
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay
	Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	A–	626,855
5,000	5.000%, 12/01/37	No Opt. Call	A–	6,056,950
21,800	Total Arizona			24,545,506
	California – 15.5% (10.9% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series 1999A,	No Opt. Call	AA–	644,500
	0.000%, 10/01/37 – NPFG Insured
7,150	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project,	No Opt. Call	AA	4,654,364
	Series 1997C, 0.000%, 9/01/28 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	5,829,900
	2013S-4, 5.000%, 4/01/38
3,335	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,573,719
	5.000%, 11/15/42
4,300	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/30	2/17 at 100.00	Aa3	4,590,594
65	California State, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	4/15 at 100.00	Aa3	65,263
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	Aa3	5,235,000
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	Aa3	4,984,315
2,250	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	2,582,798
	Obligated Group, Series 2010, 5.250%, 11/01/30
6,025	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	7,348,813
	Project, Series 2009, 6.750%, 2/01/38
5,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA	5,490,550
	Election 2006 Series 2007A, 5.000%, 8/01/31 – AGM Insured
2,000	Dublin Unified School District, Alameda County, California, General Obligation Bonds, Series 2007C,	8/17 at 49.41	Aa2	900,760
	0.000%, 8/01/31 – NPFG Insured
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding	1/24 at 100.00	BBB–	3,600,540
	Series 2013A, 6.000%, 1/15/49
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
2,455	0.000%, 6/01/24 – AMBAC Insured	No Opt. Call	A1	1,920,767
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	2,566,410
10,730	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA	10,896,315
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,680	4.500%, 6/01/27	6/17 at 100.00	B	4,601,470
12,805	5.000%, 6/01/33	6/17 at 100.00	B	11,152,259
1,000	5.125%, 6/01/47	6/17 at 100.00	B	813,960
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,299,150
	Series 2007, 0.000%, 8/01/32 – FGIC Insured
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C,	No Opt. Call	A	3,138,344
	6.500%, 11/01/39
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue	9/16 at 100.00	AA	2,138,460
	Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
2,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Election	8/15 at 101.00	Aa2	2,065,100
	2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road	No Opt. Call	Aaa	6,531,376
	Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA–	1,702,834
	Series 2002A, 0.000%, 8/01/26 – FGIC Insured
102,850	Total California			98,327,561
	Colorado – 11.0% (7.8% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	1,132,346
	2007, 5.000%, 12/01/37 – RAAI Insured
3,475	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series	7/19 at 100.00	A+	4,031,730
	2009A, 5.500%, 7/01/34
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series	2/21 at 100.00	A+	2,543,662
	2011A, 5.000%, 2/01/41
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series	1/23 at 100.00	A+	5,650,982
	2013A, 5.250%, 1/01/45
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth	1/20 at 100.00	AA–	4,493,600
	Health Services Corporation, Series 2010A, 5.000%, 1/01/40
8,765	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/25 –	No Opt. Call	AA–	6,418,522
	NPFG Insured
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 –	No Opt. Call	AA–	14,118,000
	NPFG Insured
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 –	No Opt. Call	AA–	27,269,400
	NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	AA–	4,194,000
	NPFG Insured
122,055	Total Colorado			69,852,242
	Connecticut – 0.4% (0.3% of Total Investments)
2,235	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/16 at 100.00	AAA	2,369,189
	2007Z-1, 5.000%, 7/01/42
3,936	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	535,281
	2013A, 6.050%, 7/01/31 (4)
6,171	Total Connecticut			2,904,470
	District of Columbia – 0.1% (0.1% of Total Investments)
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue	No Opt. Call	AA	818,840
	Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured
	Florida – 9.2% (6.4% of Total Investments)
1,420	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A,	No Opt. Call	A2 (5)	1,425,978
	5.000%, 3/01/15 – NPFG Insured (ETM)
5,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%,	No Opt. Call	AAA	5,101,950
	7/01/15 (ETM)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%,	6/15 at 101.00	AAA	15,340,500
	6/01/35 (UB)
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center, Series	10/17 at 100.00	BBB+ (5)	2,788,000
	2007, 5.000%, 10/01/34 (Pre-refunded 10/01/17)
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc.,	10/19 at 100.00	A	1,884,680
	Series 2009, 5.125%, 10/01/26
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System
	Obligation Group, Series 2007:
22,000	5.000%, 8/15/37 (UB)	8/17 at 100.00	AA	23,655,720
7,370	5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	7,898,134
54,955	Total Florida			58,094,962
	Georgia – 1.7% (1.2% of Total Investments)
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	5,167,350
	Estate Foundation LLC Project, Senior Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
5,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical	12/20 at 100.00	N/R	2,086,271
	Center Project, Series 2010, 8.000%, 12/01/40 (4), (6)
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	AA–	3,434,370
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/37
13,000	Total Georgia			10,687,991
	Idaho – 0.0% (0.0% of Total Investments)
45	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%,	7/15 at 100.00	AAA	45,304
	1/01/21 (Alternative Minimum Tax)
85	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%,	7/15 at 100.00	Aa2	86,339
	7/01/22 (Alternative Minimum Tax)
70	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/15 at 100.00	Aaa	70,207
	7/01/20 (Alternative Minimum Tax)
200	Total Idaho			201,850
	Illinois – 20.7% (14.5% of Total Investments)
2,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	1,151,870
	Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	8,560,003
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
385	5.500%, 12/20/19 (Alternative Minimum Tax)	4/15 at 100.00	AA–	385,989
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	4/15 at 100.00	AA–	1,212,130
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	4/15 at 100.00	AA–	1,927,791
5,320	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Third	7/15 at 100.00	AA–	5,341,280
	Lien Series 2004A, 5.000%, 1/01/28 – NPFG Insured
3,465	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series	1/16 at 100.00	AA–	3,616,039
	2005A, 5.000%, 1/01/33 – FGIC Insured
3,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/33 –	No Opt. Call	AA–	1,329,150
	FGIC Insured
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series 1999,	No Opt. Call	AA–	25,714,780
	5.500%, 1/01/23 – FGIC Insured
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,746,480
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,167,740
	8/15/47 – AGC Insured (UB)
1,120	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	1,214,584
	5.500%, 2/01/40 – AMBAC Insured
1,225	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, 5.000%, 7/01/19	7/17 at 100.00	AA+	1,350,281
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	4,519,360
	Series 2008A, 6.000%, 8/15/23
5,945	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	6,176,082
	Refunding Series 2007A, 5.250%, 5/01/34
2,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA (5)	2,132,900
	5.000%, 1/01/20 (Pre-refunded 7/01/16) – AGM Insured
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,726,800
	Series 2006, 0.000%, 12/01/21 – NPFG Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue	1/16 at 100.00	N/R	1,668,000
	Bonds, Series 2005A-1, 7.125%, 1/01/36
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	9,930,953
13,000	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	10,116,730
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 – SYNCORA	11/15 at 54.13	AA	972,826
	GTY Insured
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,
	General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	AA	27,047,724
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	4,487,105
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	3,988,173
	Series 2006, 0.000%, 1/01/23 – AGM Insured
2,475	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	A2	2,316,179
	0.000%, 11/01/18 – AGM Insured
130,945	Total Illinois			130,800,949
	Indiana – 3.2% (2.2% of Total Investments)
4,670	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	5,364,803
	5.250%, 12/01/38
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	2,122,860
	Indiana, Series 2007, 5.500%, 3/01/37
3,105	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds,	1/17 at 100.00	Aaa	3,288,878
	Tender Option Bond Trust 1847, 7.897%, 1/01/25 (Alternative Minimum Tax) (IF)
8,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	9,240,437
	NPFG Insured
18,450	Total Indiana			20,016,978
	Iowa – 1.6% (1.1% of Total Investments)
1,335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	1,480,128
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
2,420	5.500%, 6/01/42	6/15 at 100.00	B+	2,174,636
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	6,374,410
10,755	Total Iowa			10,029,174
	Kansas – 0.2% (0.1% of Total Investments)
1,460	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	1,049,871
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 0.3% (0.2% of Total Investments)
2,670	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown	7/31 at 100.00	Baa3	1,984,077
	Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/43
	Louisiana – 2.7% (1.9% of Total Investments)
1,700	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/36 at 101.00	Ba3	1,768,034
	GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series	5/17 at 100.00	Baa1	9,528,750
	2007A, 5.500%, 5/15/47
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41	5/16 at 100.00	Aa1 (5)	5,680,496
	(Pre-refunded 5/01/16) – NPFG Insured (UB)
16,145	Total Louisiana			16,977,280
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,215,228
	Center, Series 2011, 6.750%, 7/01/41
	Massachusetts – 3.7% (2.6% of Total Investments)
1,440	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	3/15 at 100.00	N/R	244,786
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (4)
4,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	No Opt. Call	AAA	4,533,240
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AA	4,486,085
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	680,487
	Series 2008E-1 &2, 5.125%, 7/01/33
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,639,986
	University Issue, Series 2009A, 5.750%, 7/01/39
2,735	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,942,477
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,670,860
	2013A, 5.000%, 5/15/43
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA (5)	528,663
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA (5)	3,413,212
160	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA+ (5)	164,245
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	No Opt. Call	AA–	912,593
	1997A, 0.000%, 1/01/24 – NPFG Insured
22,840	Total Massachusetts			23,216,634
	Michigan – 2.8% (2.0% of Total Investments)
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	975,677
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	6,052,200
	7/01/35 – NPFG Insured
1,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,788,880
	7/01/31 – BHAC Insured
4,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	7/16 at 100.00	AA	4,119,840
	5.000%, 7/01/32 – AGM Insured
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA	460,692
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series
	2014D-1, 5.000%, 7/01/37 – AGM Insured
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I,	No Opt. Call	AA	2,908,625
	5.000%, 10/15/23 – AGC Insured
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,453,416
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
16,540	Total Michigan			17,759,330
	Minnesota – 1.2% (0.8% of Total Investments)
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	7,574,711
	Services, Series 2008A, 6.625%, 11/15/28
	Missouri – 2.2% (1.6% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	4,741,520
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	3,120,850
5,545	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	6,322,908
	CoxHealth, Series 2013A, 5.000%, 11/15/48
17,545	Total Missouri			14,185,278
	Nevada – 5.5% (3.9% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,919,100
9,675	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International	1/20 at 100.00	A+	11,082,422
	Airport, Series 2010A, 5.250%, 7/01/42
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West, Series	7/17 at 100.00	AA+	5,021,700
	2008, Tender Option Bond Trust 2633, 19.485%, 7/01/31 – BHAC Insured (IF) (7)
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,739,430
	8.000%, 6/15/30
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	5,005,950
29,925	Total Nevada			34,768,602
	New Jersey – 5.2% (3.7% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,231,428
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
6,850	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry	No Opt. Call	N/R (5)	7,173,868
	of New Jersey, Refunding Series 2009B, 5.750%, 12/01/15 (ETM)
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	A2	4,564,280
	5.750%, 6/15/18
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	A2	11,536,600
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A2	7,710,600
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	662,722
52,520	Total New Jersey			32,879,498
	New Mexico – 0.6% (0.4% of Total Investments)
3,730	University of New Mexico, FHA-Insured Hospital Mortgage Revenue Bonds, University of Mexico	7/15 at 100.00	AA	3,797,364
	Hospital Project, Series 2004, 5.000%, 7/01/32 – AGM Insured
	New York – 8.2% (5.8% of Total Investments)
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds, Wyckoff	2/15 at 100.00	AA (5)	7,529,325
	Heights Medical Center, Series 1998H, 5.300%, 8/15/21 (Pre-refunded 2/27/15) – NPFG Insured
1,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,251,074
	2011A, 5.250%, 2/15/47
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	6,551,100
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA	5,756,308
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,892,050
	Fiscal 2013 Series I, 5.000%, 5/01/38
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,367,950
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	2,389,820
	Center Project, Series 2011, 5.750%, 11/15/51
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	12/15 at 100.00	BBB	5,235,100
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB	1,995,516
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	6/15 at 100.00	AA–	10,023,000
	LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)
48,025	Total New York			51,991,243
	North Carolina – 0.9% (0.6% of Total Investments)
1,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	1,662,675
	Carolinas HealthCare System, Series 2008A, 5.250%, 1/15/24 – AGC Insured
3,400	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	3,911,666
	WakeMed, Series 2012A, 5.000%, 10/01/31
4,900	Total North Carolina			5,574,341
	North Dakota – 0.7% (0.5% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	4,787,091
	6.250%, 11/01/31
	Ohio – 5.5% (3.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,820	5.375%, 6/01/24	6/17 at 100.00	B–	1,611,574
210	5.125%, 6/01/24	6/17 at 100.00	B–	181,965
6,315	5.875%, 6/01/30	6/17 at 100.00	B–	5,493,103
1,890	5.750%, 6/01/34	6/17 at 100.00	B–	1,600,887
1,000	6.500%, 6/01/47	6/17 at 100.00	B	926,590
3,930	5.875%, 6/01/47	6/17 at 100.00	B	3,361,801
6,135	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	5,488,432
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	A–	7,036,080
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/15 at 100.00	A+	3,662,009
	5.000%, 5/01/30
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,143,750
	Project, Series 2009E, 5.625%, 10/01/19
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien
	Series 2013A-1:
1,500	5.250%, 2/15/39	2/23 at 100.00	A+	1,776,000
1,845	5.000%, 2/15/48	2/23 at 100.00	A+	2,119,591
400	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	6/15 at 100.00	Aa1	401,788
35,695	Total Ohio			34,803,570
	Oklahoma – 0.2% (0.1% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,190,860
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
	Pennsylvania – 2.9% (2.0% of Total Investments)
1,250	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA	1,352,163
	12/01/43 – AGM Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,531,470
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	9,204,500
	0.000%, 12/01/38
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	6,075,300
	6/01/33 – AGM Insured
15,950	Total Pennsylvania			18,163,433
	Puerto Rico – 0.7% (0.5% of Total Investments)
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	6/15 at 100.00	AA–	4,303,483
	4.500%, 12/01/23
	Rhode Island – 2.7% (1.9% of Total Investments)
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	AA–	3,014,550
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
1,428	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond	4/15 at 100.00	AA+ (5)	1,551,779
	Program, Series 2008, Trust 1177, 9.774%, 4/01/23 (Pre-refunded 4/01/15) (Alternative
	Minimum Tax) (IF)
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/15 at 100.00	BBB+ (5)	12,553,750
	Series 2002A, 6.125%, 6/01/32 (Pre-refunded 4/20/15)
16,928	Total Rhode Island			17,120,079
	South Carolina – 0.3% (0.2% of Total Investments)
1,145	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/20 at 100.00	AA–	1,309,330
	Refunding Series 2010A, 5.000%, 11/01/37
1,250	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA	716,675
	0.000%, 1/01/31 – AMBAC Insured
2,395	Total South Carolina			2,026,005
	Tennessee – 0.4% (0.3% of Total Investments)
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	2,431,806
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Texas – 11.6% (8.2% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	4/15 at 100.00	C	128,000
	Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (4)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman	4/20 at 100.00	Baa1	2,353,960
	Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,215	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding	8/15 at 100.00	AAA	1,246,481
	School Building Series 2005, 5.000%, 8/15/34
1,630	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding	8/15 at 100.00	N/R (5)	1,673,211
	School Building Series 2005, 5.000%, 8/15/34 (Pre-refunded 8/15/15)
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A+	3,338,940
	5.000%, 11/01/42 (Alternative Minimum Tax)
2,140	Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, General	No Opt. Call	AAA	1,702,092
	Obligation Bonds, School Building & Refunding Bonds, Series 1998, 0.000%, 8/15/25
730	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%,	No Opt. Call	AA–	372,862
	11/15/30 – NPFG Insured
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A2	1,183,470
	2014A, 5.000%, 11/15/30
2,305	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien	No Opt. Call	AA	2,075,998
	Series 2001A, 0.000%, 11/15/20 – NPFG Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A,	No Opt. Call	AA	4,584,920
	5.125%, 11/15/32 – AGC Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,728,824
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	6,262,457
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 37.33	AA–	3,470,546
	Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured
1,565	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	No Opt. Call	AAA	1,734,740
	Bonds, Series 2008, 5.000%, 8/15/23
3,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	No Opt. Call	A+	3,042,210
	Services Corporation Project, Refunding Series 2011A, 5.000%, 5/15/15
2,225	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 5.750%,	1/18 at 100.00	AA+	2,517,298
	1/01/40 – BHAC Insured
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 (Pre-refunded	5/15 at 100.00	AA+ (5)	1,013,590
	5/15/15) – NPFG Insured
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources	2/17 at 100.00	AA	4,188,044
	Revenue Bonds, Tender Option Bond Trust 1760-3, 17.134%, 8/15/36 (IF)
8,230	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	9,308,788
	2012, 5.000%, 12/15/29
8,900	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment Revenue	1/16 at 100.00	AAA	9,293,469
	Bonds, Series 2010A, 5.000%, 7/01/17 (Pre-refunded 1/01/16)
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,645,200
	Refunding Series 2012A, 5.000%, 8/15/41
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 34.92	AAA	2,442,090
	Series 2005, 0.000%, 8/15/35 (Pre-refunded 8/15/15)
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20 (Pre-refunded 8/15/15)	8/15 at 78.46	AAA	2,351,550
3,000	0.000%, 8/15/22 (Pre-refunded 8/15/15)	8/15 at 70.77	AAA	2,121,060
91,300	Total Texas			73,779,800
	Virginia – 3.4% (2.4% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,566,015
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
1,500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A	1,742,670
	System Obligated Group, Series 2013, 5.000%, 11/01/30
3,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue	11/22 at 100.00	AA–	3,375,690
	Refunding Bonds, Novant Health Obligated Group-Prince William Hospital, Series 2013B,
	5.000%, 11/01/46
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
2,500	5.125%, 7/01/49	No Opt. Call	BBB–	2,734,425
5,755	5.000%, 7/01/52	No Opt. Call	BBB–	6,214,019
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
2,900	0.000%, 7/01/34	No Opt. Call	BBB–	1,239,576
1,085	0.000%, 7/01/35	No Opt. Call	BBB–	433,599
6,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	4,390,680
	Series 2007B1, 5.000%, 6/01/47
24,240	Total Virginia			21,696,674
	Washington – 7.7% (5.4% of Total Investments)
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series	10/22 at 100.00	AA	4,663,480
	2012A, 5.000%, 10/01/32
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,324,760
	Research Center, Series 2009A, 6.000%, 1/01/33
4,800	Washington State, General Obligation Bonds, Series 2005A, 5.000%, 7/01/30 (Pre-refunded	7/15 at 100.00	AA+ (5)	4,898,304
	7/01/15) – AGM Insured
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AA+	3,268,528
	AGM Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	16,555,877
18,470	0.000%, 1/01/21	No Opt. Call	AA+	16,871,606
50,270	Total Washington			48,582,555
	Wisconsin – 5.2% (3.6% of Total Investments)
7,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	8,176,790
	2006A, 5.000%, 11/15/36
780	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital	No Opt. Call	A2	827,822
	Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of	2/20 at 100.00	AA–	5,094,245
	Wisconsin Inc., Series 2008B, 5.500%, 8/15/29
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series	2/22 at 100.00	A–	1,404,663
	2012B, 5.000%, 2/15/32
3,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AA+ (5)	3,060,540
	5.000%, 7/01/35 (Pre-refunded 7/01/15) – AMBAC Insured
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
6,745	6.000%, 5/01/36	5/19 at 100.00	AA–	8,071,067
5,100	6.250%, 5/01/37	5/19 at 100.00	AA–	6,148,254
28,825	Total Wisconsin			32,783,381
$ 984,029	Total Municipal Bonds (cost $811,910,301)			900,922,717

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 266	Las Vegas Monorail Company, Senior Interest Bonds (6), (8)	5.500%	7/15/19	N/R	$ 47,844
71	Las Vegas Monorail Company, Senior Interest Bonds (6), (8)	3.000%	7/15/55	N/R	9,454
$ 337	Total Corporate Bonds (cost $30,169)				57,298

Shares	Description (1), (9)	Value
	INVESTMENT COMPANIES – 0.1% (0.1% of Total Investments)

8,812	BlackRock MuniHoldings Fund Inc.	$ 155,884
32,524	Invesco Quality Municipal Income Trust	426,065
	Total Investment Companies (cost $530,611)	581,949
	Total Long-Term Investments (cost $812,471,081)	901,561,964
	Floating Rate Obligations – (5.2)%	(33,150,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (41.9)% (10)	(265,000,000)
	Other Assets Less Liabilities – 4.7%	29,677,504
	Net Assets Applicable to Common Shares – 100%	$ 633,089,468

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$898,836,446	$2,086,271	$900,922,717
Corporate Bonds	—	—	57,298	57,298
Investment Companies	581,949	—	—	581,949
Total	$581,949	$898,836,446	$2,143,569	$901,561,964

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $778,974,152.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$102,466,942
Depreciation	(13,029,209)
Net unrealized appreciation (depreciation) of investments	$ 89,437,733

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.4%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015